SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) (Tables)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of Ownership Interests

The accompanying consolidated financial statements and related notes have been prepared in accordance with generally accepted accounting principles in the United Stated of America. All inter-company transactions and balances have been eliminated upon consolidation.

	Register		Ownership as of
Entity name	Location	Background	March 31, 2026
ZK International Group Co., Ltd. (“ZK International”)	BVI	- Incorporated on May 13, 2015 - Registered capital of USD 50,000, not paid - A holding company with no operation activities itself for the years then ended	5.51% by Golden Hill Investment Management Co., Ltd. 5.92% by WANG Guo Lin

xSigma Collectibles Limited	BVI	- Incorporated on July 6, 2021 - Registered capital of USD 100, not paid - Principally operated in NFT (Non-Fungible Token) marketplace	100% by ZK International

XSigma Entertainment Limited	BVI	- Incorporated on March 17, 2021 - Registered capital of USD 50,000, not paid - A holding company that holds ownership in CG Malta, a sports betting and casino operator	100% by ZK International

Waterside Inc. Colorado, United States of America (“Waterside Colorado”)	USA	- Incorporated on September 22, 2022 - Principally operated	100% by ZK International

Zhengkang International Hong Kong Limited (“ZK Hong Kong”)	Hong Kong	- Incorporated on October 31, 2025	100% by Waterside Colorado

Shijiazhuang Zhongkang Technology Co.,Ltd (“Zhongkang Technology”)	People’s Republic of China	- Incorporated on November 19, 2025 - Registered capital of RMB 10,000,000, not paid -Principally operated in technology services, new energy business, etc.	100% by ZK Hong Kong

Shenzhen Likang Xinye Equipment Sales Co., Ltd (“Shenzhen Likang Xinye”)	People’s Republic of China	- Incorporated on February 26, 2026 - Registered capital of RMB 5,000,000, not paid -Principally operated in sales of electronic components, photovoltaic equipment and components, etc.	100% by Zhongkang Technology

Schedule of Exchange Rates
	Period End	Average
March 31, 2026	6.8980	7.0061
September 30, 2025	7.1190	7.2043
March 31, 2025	7.2567	7.2308

Schedule of Property, Plant and Equipment, Useful Lives	Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets, as follows:
Category	Estimated useful lives
Computer	3 years

Schedule of Intangible Assets, Useful Lives	Intangible assets are amortized using the straight-line method with the following estimated useful lives:
Category	Estimated useful lives
Software	5 years

Schedule of Concentration of Sales Revenues

Disclosure of details regarding the Company’s four customers in respect of the concentration of sales revenues generated from third-party customers:

	For the six months ended
	March 31, 2026
Customer A	328,096	32.8%
Customer B	343,824	34.3%
Customer C	124,480	12.4%
Customer D	205,026	20.5%
Total	1,001,426	100.0%
	For the six months ended
	March 31, 2026
Supplier A	262,783	26.5%
Supplier B	340,227	34.3%
Supplier C	135,924	13.7%
Supplier D	124,603	12.6%
Total	863,537	87.1%

Schedules of Gain(Loss) on disposal

Gain (Loss) on disposal

As of March, 31
2026
$
Disposal proceeds	21,000,000
AOCI reclassified to earnings	(2,313,586)
Carrying amount of NCI at disposal date	122,404
Sub total- amounts increasing the gain	18,808,818
Less: carrying amount of identifiable net assets disposed	(26,877,625)
Gain / (loss) on disposal	(8,068,807)

Schedules of Result of Discontinued Operations

Result of discontinued operations:

	For the Six months Ended
	March 31,	March 31,
	2026	2025
	$	$
Revenues	21,931,634	39,996,372
Cost of sales	19,455,086	37,810,270
Gross profit	2,476,548	2,186,102

Operating expenses:
Selling and marketing expenses	739,603	881,686
General and administrative expenses	1,423,256	1,122,590
Research and development costs	431,708	396,934
Total operating expenses	2,594,567	2,401,210

Loss from discontinued operations	(118,019)	(215,108)

Other income/(expenses):
Interest expenses	(192,901)	(349,499)
Interest income	4,859	4,052
Other income	234,509	46,574
Total other income (expenses), net	46,467	(298,873)

Loss from discontinued operations before income taxes	(71,552)	(513,982)

Income tax expense	-	14,171

Net loss discontinued operations	(71,552)	(528,153)
	As of
	March 31,	September 30,
	2026	2025
	$	$
ASSETS
Current Assets
Cash and cash equivalents	2,692,810	2,305,332
Restrict cash	2,254,039	1,512,639
Account receivables, net:	25,116,333	23,088,679
Notes receivable	515,406	161,567
Prepayment, deposit and other receivable - current	3,171,612	2,658,258
Due from related parties	1,635,204	248,158
Inventories	13,015,037	13,079,177
Advance to suppliers	3,607,575	1,596,383
Total Current Assets	52,008,016	44,650,193
Non-Current Assets
Property, plant and equipment, net	7,741,474	7,806,396
Operating lease right-of-use assets	109,646	138,266
Long-term prepaid expenses	113,664	161,541
Intangible assets, net	1,128,939	1,172,324
Long-term accounts receivable	5,644,400	5,371,315
Total Non-Current Assets	14,738,123	14,649,842
Total Assets	66,746,139	59,300,035

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Accounts payable	3,448,484	2,485,280
Accrued expenses and other current liabilities	4,600,333	4,298,084
Operating lease liability - current	27,690	52,483
Accrued payroll and welfare	2,886,616	2,730,888
Advance from customers	2,051,158	1,125,528
Due to related parties	13,482	13,064
Bank borrowings - current	13,482,169	12,072,623
Long-term Bank borrowings - current	2,645,694	3,945,077
Notes payables	4,698,062	81,037
Total Current Liabilities	33,853,688	26,804,064
Non-Current Liabilities
Lease liabilities	29,034	56,281
Other long-term borrowing loans	5,985,793	6,319,708
Total Non-Current Liabilities	6,014,827	6,375,989
Total Liabilities	39,868,515	33,180,053
	For the Six Months Ended
	March 31,	March 31,
	2026	2025
	$	$
Net cash provided by/(used in) discontinued operations	997,456	(1,476,599)
Net cash provided by/(used in) from operating activities	3,370,083	(661,746)
Net cash (used in)/provided by investing activities	(89,815)	119,431
Net cash used in financing activities	(2,282,812)	(934,284)